Intangible Assets	12 Months Ended
Dec. 31, 2017
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Intangible Assets

7.	Intangible Assets

The intangible assets relate to acquired intellectual property rights.

The movements are as follows:

	2017	2016
	(euros in thousands)
Balance as at January 1
Historical cost	860	860
Accumulated amortization	(486)	(425)

Book value	374	435
Capital expenditures	—	—
Amortization charge for the year	(62)	(61)

Book value as at December 31	312	374
Balance as at December 31
Historical cost	860	860
Accumulated amortization	(548)	(486)

Book value	312	374

On January 23, 2009, the Company purchased the family of patents and future filings based on those patents, entitled “Recombinant production of mixtures of antibodies” from Crucell Holland B.V. The non-provisional filing date for this application was on July 15, 2003 and accordingly applications stemming from that patent family have an approximate economic life of 20 years from that date, not including patent term adjustment, extensions or any related doctrine. As a result, the Company is amortizing the cost over the approximate economic life of 14 years after acquisition of the patent family.